SHEPHERD STREET EQUITY FUND


January 22, 2001


Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C.  20549

Re:	The Shepherd Street Funds, Inc.
	File No. 333-59149

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph
(c) of Rule 497 would not have differed from that contained in the most recent amendment to The Shepherd Street Funds, Inc.'s registration statement on Form N-1A and (ii) the text of the most recent amendment has been filed electronically.

Very truly yours,


/s/ John F. Splain

John F. Splain
Assistant Secretary


P.O.Box 46707 Cincinnati, Ohio 45246-0707 Phone:1-888-575-4800
       Fax:513-587-3450 www.shepherdstreetfund.com